Cover Page Statement	Sep. 10, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	CARLISLE COMPANIES INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09278
Entity Tax Identification Number	31-1168055
City Area Code	480
Local Phone Number	781-5000
Entity Address, Address Line One	16430 North Scottsdale Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000790051
Amendment Flag	false
Common stock, $1 par value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	CSL
Security Exchange Name	NYSE